PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 43,879
Values at end of year	51,460	$ 43,879
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	83,005	66,205
Additions related to business combinations (note 24)	48	192
Additions	18,922	17,530
Transfers	0	0
Disposals	(2,587)	(968)
Translation	132	(46)
Values at end of year	99,256	83,005
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(39,126)	(30,529)
Additions	(11,230)	(9,053)
Disposals	2,438	500
Translation	(122)	44
Values at end of year	$ (47,796)	$ (39,126)
Computer equipment and software
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	3 years	3 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 8,772
Values at end of year	11,180	$ 8,772
Computer equipment and software | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	23,381	18,097
Additions related to business combinations (note 24)	0	116
Additions	7,055	5,244
Transfers	6	98
Disposals	(353)	(166)
Translation	36	8
Values at end of year	30,053	23,381
Computer equipment and software | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(14,609)	(11,219)
Additions	(4,641)	(3,529)
Disposals	346	133
Translation	(31)	(6)
Values at end of year	$ (18,873)	$ (14,609)
Furniture and office supplies
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years	5 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 2,116
Values at end of year	2,846	$ 2,116
Furniture and office supplies | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	5,810	5,117
Additions related to business combinations (note 24)	5	55
Additions	719	324
Transfers	845	477
Disposals	(229)	(222)
Translation	8	(59)
Values at end of year	7,142	5,810
Furniture and office supplies | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(3,694)	(3,136)
Additions	(832)	(717)
Disposals	224	218
Translation	(6)	59
Values at end of year	$ (4,296)	$ (3,694)
Office fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	3 years	3 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 12,854
Values at end of year	17,907	$ 12,854
Office fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	33,275	29,723
Additions related to business combinations (note 24)	43	3
Additions	1,083	2,275
Transfers	9,596	1,431
Disposals	(2,005)	(152)
Translation	88	5
Values at end of year	41,904	33,275
Office fixtures | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(20,421)	(15,921)
Additions	(5,529)	(4,658)
Disposals	1,868	149
Translation	(85)	(9)
Values at end of year	$ (23,997)	$ (20,421)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years	5 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 24
Values at end of year	16	$ 24
Vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	37	34
Additions related to business combinations (note 24)	0	3
Additions	0	0
Transfers	0	0
Disposals	0	0
Translation	0	0
Values at end of year	37	37
Vehicles | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(13)	(4)
Additions	(8)	(9)
Disposals	0	0
Translation	0	0
Values at end of year	$ (21)	$ (13)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	50 years	50 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 6,592
Values at end of year	12,792	$ 6,592
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	6,981	6,981
Additions related to business combinations (note 24)	0	0
Additions	0	0
Transfers	6,420	0
Disposals	0	0
Translation	0	0
Values at end of year	13,401	6,981
Buildings | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(389)	(249)
Additions	(220)	(140)
Disposals	0	0
Translation	0	0
Values at end of year	(609)	(389)
Lands
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	2,354
Values at end of year	2,354	2,354
Lands | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	2,354	2,354
Additions related to business combinations (note 24)	0	0
Additions	0	0
Transfers	0	0
Disposals	0	0
Translation	0	0
Values at end of year	2,354	2,354
Lands | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	0	0
Additions	0	0
Disposals	0	0
Translation	0	0
Values at end of year	0	0
Properties under construction
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	11,167
Values at end of year	4,365	11,167
Properties under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	11,167	3,899
Additions related to business combinations (note 24)	0	15
Additions	10,065	9,687
Transfers	(16,867)	(2,006)
Disposals	0	(428)
Translation	0	0
Values at end of year	4,365	11,167
Properties under construction | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	0	0
Additions	0	0
Disposals	0	0
Translation	0	0
Values at end of year	$ 0	$ 0